Debt - Future receivables agreement (Details) $ in Thousands			3 Months Ended
	Dec. 31, 2020 USD ($)	Feb. 11, 2020 USD ($)	Mar. 31, 2021 USD ($)	Dec. 02, 2020	Nov. 02, 2020 USD ($) installment	Dec. 31, 2019 USD ($)	Dec. 19, 2019 USD ($)
Debt Instrument [Line Items]
Amount borrowed							$ 3,000
Long-term Debt	$ 47,983		$ 50,104			$ 49,461
Interest rate (stated)							3.00%
Future Receivables Agreement [Member]
Debt Instrument [Line Items]
Amount borrowed		$ 2,000
Percentage of receivable agreed to be sold		10.00%
Repayments Of Debt, Principal Amount		$ 2,000
Repayments Of Debt, Interest Amount		700
Long-term Debt	0
Moving Services Company [Member]
Debt Instrument [Line Items]
Repayments Of Debt, Principal Amount	150		150
Long-term Debt	$ 617		$ 483
Interest rate (stated)				0.38%
Debt Instrument, Annual Principal Payment					$ 750
Debt Instrument, Annual Principal Payment, Number of Installments | installment					5
Minimum | Future Receivables Agreement [Member]
Debt Instrument [Line Items]
Accounts Receivable Agreed To Be Sold		2,300
Maximum | Future Receivables Agreement [Member]
Debt Instrument [Line Items]
Accounts Receivable Agreed To Be Sold		$ 2,700